UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.1%
Corporate — 13.2%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$750	$825,142
7.75%, 8/01/31	1,000	1,102,790
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	736,264
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	806,872
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	111,864
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	500	502,530
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	250	292,178
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	375	380,839
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	920	938,934

		5,697,413
County/City/Special District/School District — 34.0%
City of New York New York, GO, Refunding, Series E, 5.50%, 8/01/25	455	559,136
City of New York New York, GO:
Series A-1, Fiscal 2009, 4.75%, 8/15/25	500	567,010
Series D, 5.38%, 6/01/32	15	15,062
Sub-Series D-1, 5.00%, 8/01/31	245	279,795
Sub-Series G-1, 5.00%, 4/01/29	250	283,743

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Sub-Series G-1, 6.25%, 12/15/31	$250	$296,443
Sub-Series I-1, 5.38%, 4/01/36	450	517,270
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	250	262,353
4.75%, 11/15/45	500	505,395
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	838,032
5.00%, 7/01/33	250	276,503
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (b)	5,155	1,395,974
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	500	126,535
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (b)	2,000	480,360
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	950	201,144
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	116,736
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	508,950
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	178,080
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B1, 5.00%, 11/01/35	200	226,208
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	671,671
(AGM), 5.00%, 2/15/47	750	777,412
(NPFGC), 4.50%, 2/15/47	600	607,314
(NPFGC), 5.00%, 2/15/47	465	480,503

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	$1,350	$1,484,419
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	312,166
4 World Trade Center Project, 5.00%, 11/15/31	750	822,247
4 World Trade Center Project, 5.75%, 11/15/51	340	381,296
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	333,034
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	589,138
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	544,201

		14,638,130
Education — 33.9%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	200	30,020
7.00%, 5/01/35	130	19,513
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	262,325
4.63%, 10/01/40	140	146,644
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	270	278,554
Bronx Charter School For International Cultures & The Arts Project, 5.00%, 4/15/33	200	181,138
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	279,647
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37 (e)	$110	$124,717
Carnegie Hall, 4.75%, 12/01/39	400	417,496
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	610	653,170
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	274,845
County of Cattaraugus New York, St. Bonaventure University Project, 5.00%, 5/01/39	60	62,279
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	415	384,734
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	559,670
5.00%, 7/01/41	500	541,795
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	131,941
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	210,116
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	111,546
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	160	177,683
New York Dormitory Authority, Refunding RB, New York University, Series A, 5.00%, 7/01/42	1,750	1,932,140

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	$300	$337,233
New York University, Series 1 (AMBAC, BHAC), 5.50%, 7/01/31	245	300,404
New York University, Series B, 5.00%, 7/01/42	1,250	1,380,100
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	160,179
Teachers College, Series B, 5.00%, 7/01/42	1,800	1,950,408
University of Rochester, Series A, 0.00%, 7/01/39 (f)	175	190,039
University of Rochester, Series A, 5.13%, 7/01/39	215	244,165
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	134,853
Cornell University, Series A, 5.00%, 7/01/40	150	171,230
Fordham University, 5.00%, 7/01/44	340	376,615
New York University, Series A, 5.00%, 7/01/37	445	492,967
Skidmore College, Series A, 5.00%, 7/01/28	250	282,380
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	404,383
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	399,357
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	225	246,591
Teachers College, 5.50%, 3/01/39	350	378,157
Teachers College, Series A, 5.00%, 7/01/31	325	361,241

		14,590,275
Health — 20.8%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	394,044

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	$150	$150,047
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	396,448
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	317,053
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	208,494
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	260	269,272
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Series A, 5.00%, 11/01/30	1,150	1,232,317
Series B, 6.00%, 11/01/30	200	228,272
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	550	558,888
5.00%, 1/01/34	500	529,305
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 8/15/18 (g)	5	5,843
Mental Health Services (AGM), 5.00%, 2/15/22	330	378,893
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	202,760
New York University Hospitals Center, Series A, 5.75%, 7/01/31	220	246,404
New York University Hospitals Center, Series B, 5.63%, 7/01/37	260	285,371

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	$450	$488,641
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	500	549,945
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	308,847
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	351,193
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,081,860
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	272,880
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	520,400

		8,977,177
Housing — 2.0%
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	506,400
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	351,061

		857,461
State — 7.5%
State of New York, GO, Series A, 5.00%, 2/15/39	250	280,553
State of New York Dormitory Authority, ERB:
General Purpose, Series C, 5.00%, 3/15/41	500	546,540
Series B, 5.75%, 3/15/36	300	349,416
Series C, 5.00%, 12/15/31	250	274,740
State of New York Dormitory Authority, RB, General Purpose, Series B, 5.00%, 3/15/42	250	273,228
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	91,087
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	$1,000	$1,116,500
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	287,127

		3,219,191
Transportation — 17.0%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	250	286,787
Series A, 5.00%, 11/15/30	250	280,665
Series C, 6.50%, 11/15/28	700	841,589
Series D, 5.25%, 11/15/41	1,000	1,095,430
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	290,430
Series D, 5.25%, 11/15/31	250	288,887
Series D, 5.25%, 11/15/32	170	195,549
Series F, 5.00%, 11/15/30	500	559,930
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	556,760
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	168,572
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	153,552
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	270	299,047
Consolidated, 146th Series (AGM), 4.50%, 12/01/34	500	508,880
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/27	130	147,804
5.00%, 1/01/37	1,000	1,094,970
5.00%, 1/01/42	140	150,690
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	170	81,976
General, CAB, Series B, 0.00%, 11/15/32 (b)	400	193,052

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Sub-Series A, 5.00%, 11/15/30	$100	$114,677

		7,309,247
Utilities — 6.7%
Long Island Power Authority, RB, General, Electric System:
Series A (AGM), 5.00%, 5/01/36	225	241,004
Series C (CIFG), 5.25%, 9/01/29	500	600,075
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	100	113,177
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	666,102
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,115	1,259,315

		2,879,673
Total Municipal Bonds in New York		58,168,567

Multi-State — 6.0%
Housing — 6.0%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (h)(i)	2,500	2,562,150
Puerto Rico — 0.1%
Housing — 0.1%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	40	40,183
Total Municipal Bonds — 141.2%		60,770,900

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
New York — 19.3%
County/City/Special District/School District — 5.4%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	280,308

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	$825	$915,461
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,153,540

		2,349,309
State — 1.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	562,562
Transportation — 5.1%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	700	799,503
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	694,178
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	686,322

		2,180,003
Utilities — 7.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	405	465,624
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,120,452

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution (concluded):
Fiscal 2012, Series BB, 5.00%, 6/15/44	$1,500	$1,632,951

		3,219,027
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.3%		8,310,901
Total Long-Term Investments (Cost — $64,521,557) — 160.5%		69,081,801
Short-Term Securities — 0.3%	Shares	Value
BIF New York Municipal Money Fund, 0.00% (l)(m)	137,391	$137,391
Total Short-Term Securities (Cost — $137,391) — 0.3%		137,391
Total Investments (Cost — $64,658,948*) — 160.8%		69,219,192
Other Assets Less Liabilities — 1.9%		830,852
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.4%)		(4,900,916)
VRDP Shares, at Liquidation Value — (51.3%)		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$43,049,128

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$59,803,108

Gross unrealized appreciation	$4,944,554
Gross unrealized depreciation	(428,685)

Net unrealized appreciation	$4,515,869

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley & Co. LLC	$124,717	$816

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(j)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(k)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019 is $370,628.

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

(l)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	SharesHeld at August 31, 2013	Net Activity	SharesHeld at May 31, 2014	Income
BIF New York Municipal Money Fund	1,962,512	(1,825,121)	137,391	$115

(m)	Represents the current yield as of report date.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(65)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$8,158,516	$(33,607)

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$69,081,801	—	$69,081,801
Short-Term Securities	$137,391	—	—	137,391

Total	$137,391	$69,081,801	—	$69,219,192

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(33,607)	—	—	$(33,607)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$85,000	—	—	$85,000
Liabilities:
TOB trust certificates	—	$(4,900,215)	—	(4,900,215)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$85,000	$(27,000,215)	—	$(26,915,215)

There were no transfers between levels during the period ended May 31, 2014.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2014	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

    Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2014